Acquisitions SunGard Consideration Transferred (Details) - SunGard [Member] $ in Millions	Nov. 30, 2015 USD ($)
Business Acquisition [Line Items]
Cash consideration, including SunGard transaction fees paid at closing	$ 2,334.8
Business acquisition, consideration transferred	5,079.1
Stock and vested equity awards [Member]
Business Acquisition [Line Items]
Stock and equity awards exchanged	2,696.8
Vested stock awards [Member]
Business Acquisition [Line Items]
Stock and equity awards exchanged	$ 47.5